Related Parties	12 Months Ended
Dec. 31, 2013
Related Parties [Abstract]
Related Parties

12 - RELATED PARTIES

Support Services and Advances

ART has provided the Company, since its startup period, with certain support services.  It has been verbally agreed that payment for these services would accrue interest-free and be paid at a future date to be agreed on by the parties.  At December 31, 2013 and 2012, accrued amounts due to ART were $181,825 and $193,114 , respectively.

Management Advisory Agreement

We  have a management advisory agreement with Cagan McAfee Capital Partners, LLC (“CMCP”), an investment company owned and controlled by Laird Q. Cagan, a member of our Board of Directors and a significant shareholder.  The nonexclusive agreement provides for CMCP advising the Company on an array of financial and strategic matters and provides for the services of Mr. Cagan as a member of our Board.  Pursuant to the agreement, CMCP is to be paid $14,500 plus expenses each month through December 2013.  The agreement continues month-to-month beyond that date and is thereafter terminable by either party with 30 days notice.  At the most recent balance sheet date, amounts payable to CMCP totaled $319,000 which is expected to be paid as available cash flow permits.

Affiliates’ Deferred Compensation

At December 31, 2013 and 2012,, officers’, directors’, and other affiliates’ compensation deferred in 2010 remaining unpaid totaled $100,000.